Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 13,718	$ 385,628
Restricted cash	1,125
Trade receivables, net	16,031
Inventory	160,940
Prepaid expenses	8,707
Current assets from discontinued operations	112,909	265,525
Total current assets	313,430	651,153
Non-current assets
Vessels and other fixed assets, net	3,193,575
Security deposit for bareboat contract		500,000
Non-current assets from discontinued operations		175,919
Total Other Assets	3,193,575	675,919
Total assets	3,570,205	1,327,072
CURRENT LIABILITIES
Accounts payable	258,245	28,957
Accrued liabilities	54,629
Accrued stock-based compensation	1,700,000
Accrued interest	654,322
Deferred Revenue	103,129
Short-term debt, net of debt discount	1,381,989
Loan facility from related party	(300,000)
Current portion of unsecured convertible promissory notes, net of debt discount	5,815
Derivative liability	7,493,066
Stock subscription liability		1,000,000
Current liabilities from discontinued operations	80,654	105,821
Total current liabilities	12,031,849	1,134,778
Non-current liabilities
Non-current portion of unsecured convertible promissory notes, net of debt discount	224,768
Total non-current liabilities	224,768
TOTAL LIABILITIES	12,256,617	1,134,778
Commitments and contigencies
Stockholders Equity
Series A Preferred shares, $0.0001 par value, 1,850,000 shares authorized, 0 shares and 1,850,000 shares issued and outstanding as of December 31, 2016 and December 31, 2015, respectively		185
Series B Preferred shares, $0.0001 par value, 250,000 shares authorized, 0 shares and 250,000 shares issued and outstanding as of December 31, 2016 and December 31, 2015, respectively		25
Series C Preferred shares, $0.0001 par value, 5,000,000,000 shares authorized, 0 shares issued and outstanding as of December 31, 2016 and December 31, 2015, respectively
Shares of Common Stock, $0.0001 par value, 40,000,000,000 shares authorized, 2,000,000,000 and 111,225,013 shares issued and outstanding as of December 31, 2016 and December 31, 2015, respectively	200,000	11,123
Class B Common stock, $0.0001 par value, 5,000,000,000 shares authorized, 0 shares issued and outstanding as of December 31, 2016 and December 31, 2015, respectively
Additional paid-in capital	699,918	1,015,141
Accumulated deficit	(9,649,530)	(834,180)
Total shareholders’ (deficit)/equity	(8,749,612)	192,294
Total liabilities and shareholders’ (deficit)/equity	$ 3,507,005	$ 1,327,072